Note 13 - 401(k) Plan (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
Defined Contribution Plan, Cost	$ 177	$ 139